Financial Statement Schedule I Condensed Financial Information of Parent Company Statement of Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Sales and marketing expenses	¥ (76,088)	$ (10,424)	¥ (101,260)	¥ (79,129)
Research and development expenses	(71,997)	(9,864)	(167,932)	(235,846)
General and administrative expenses	(134,935)	(18,486)	(154,261)	(221,029)
Total operating expenses	(283,020)	(38,774)	(423,453)	(536,004)
Loss from operations	(213,812)	(29,292)	(342,750)	(211,148)
Interest income	16,260	2,228	27,811	11,352
Foreign currency exchange (loss) gain	226	31	(801)	159
Loss before provision for income tax	(192,927)	(26,430)	(311,782)	(177,872)
Income tax expenses	0		0	0
Net loss	(192,927)	(26,430)	(311,782)	(177,872)
Net loss available to ordinary shareholders of 17 Education & Technology Group Inc.	(192,927)	(26,430)	(311,782)	(177,872)
Parent Company
Sales and marketing expenses	(10,204)	(1,398)	(17,243)	(17,305)
Research and development expenses	(14,656)	(2,008)	(26,954)	(28,646)
General and administrative expenses	(64,942)	(8,897)	(68,148)	(103,120)
Total operating expenses	(89,802)	(12,303)	(112,345)	(149,071)
Loss from operations	(89,802)	(12,303)	(112,345)	(149,071)
Interest income	13,171	1,804	24,270	5,580
Foreign currency exchange (loss) gain	2	0	0	(5)
Loss before provision for income tax	(76,629)	(10,499)	(88,075)	(143,496)
Loss from investment in subsidiaries	(116,298)	(15,931)	(223,707)	(34,376)
Net loss	(192,927)	(26,430)	(311,782)	(177,872)
Net loss available to ordinary shareholders of 17 Education & Technology Group Inc.	¥ (192,927)	$ (26,430)	¥ (311,782)	¥ (177,872)